Loans Receivable - Reconciliation of Allowance for Credit Losses (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Receivables [Abstract]
Beginning balance	$ 1,212,441	$ 985,375	$ 596,963
Provision for credit losses	919,529	1,865,362	1,134,518
Loans charged off	(1,184,204)	(1,638,296)	(746,106)
Ending balance	947,766	1,212,441	985,375
Individually
Collectively	$ 947,766	$ 1,212,441	$ 985,375